Provision for Employee Benefits - Schedule of Sensitivity Analysis for Assumptions (Details) - Jubilee Plan - Discount Rate - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis for decrease in actuarial assumption	€ 2,453	€ 2,493
Sensitivity analysis for increase in actuarial assumption	€ 2,761	€ 2,207